ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

September 17, 2012	Nathan Briggs
T +1 202 626 3909
F +1 202 383 9308
nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:          Stone Harbor Emerging Markets Total Income Fund

Ladies and Gentlemen:

We are filing today via EDGAR, on behalf of Stone Harbor Emerging Markets Total Income Fund (the “Fund”), Pre-Effective Amendment No. 2 to the Fund’s registration statement on Form N-2 (File Nos. 333-182200, 811-22716) pursuant to the Securities Act of 1933, as amended (Amendment No. 2 pursuant to the Investment Company Act of 1940, as amended).

No fees are required in connection with this filing.  Please direct any questions regarding this filing to me at (202) 626-3909.  Thank you for your attention in this matter.

Sincerely,

/s/ Nathan Briggs
Nathan Briggs

cc:	Adam J. Shapiro
Michael G. Doherty